Lord Abbett Developing Growth Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  June 5, 2000


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C> 20549


Re:     Lord Abbett Developing Growth Fund, Inc.
        CIK 0000276914
        File No. : 2-62797
        Post-Effective Amendment No. 33


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on May 31, 2000.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                        Very truly yours,

                                        Vicki Herbst
                                        Legal Assistant